SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 5) (CNY) In Thousands, unless otherwise specified	1 Months Ended
	Jul. 31, 2007	Dec. 31, 2012	Dec. 31, 2011
Note to Schedule I
Restricted capital and reserves not available for distribution		1,901,940	1,661,740
Share exchange ratio	10,000
Parent company
Note to Schedule I
Restricted capital and reserves not available for distribution		1,901,940